SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Equity Award Activity
Options Granted to Employees and Directors	Number of Shares (*)	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2014	6,816,422	8.66	3.64	5.96	US$	192,859
Granted	2,263,092	29.98	6.13
Forfeited	(351,920)	22.49	5.23
Expired	(6,600)	12.21	4.48
Exercised	(516,371)	11.50	4.56
Outstanding, December 31, 2015	8,240,623	13.80	4.21	5.98	US$	190,761
Vested and expected to vest at December 31, 2015	8,240,623	13.80	4.21	5.98	US$	190,761
Exercisable at December 31, 2015	5,715,911	7.98	3.50	4.74	US$	165,607

Assumptions Used to Estimate Fair Value
For the Years Ended December 31,
2015

Risk-free interest rate	1.59% to 1.77%
Dividend yield	6.45% and 6.67%
Expected volatility range	41.18% to 51.14%
Weighted average expected life	6.35 years
Estimated forfeiture rate	-
Fair value of ordinary share	US$29.00 to US$30.00

Share - Based Compensation Expense
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$

Cost of revenues	1,143	782	471
Selling expenses	1,621	1,122	446
General and administrative expenses	4,264	2,778	3,485

	7,028	4,682	4,402